Putnam Investments
One Post Office Square
Boston, MA 02109
December 10, 2015

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Government Money Market Fund (the “Fund”), a series of Putnam Investment Funds (the “Trust”)
(Reg. No. 33-56339) (811- 07237), Post-Effective Amendment No. 158 to Registration Statement on Form
N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Commission. The Amendment is being filed for the purpose of registering shares of the Trust’s new series designated the Putnam Government Money Market Fund.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 10044.

Very truly yours,

Caitlin E. Robinson
Associate Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP